ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2019	2020
	RMB	RMB
Tax payables	20,591	205,303
Payables to retailers on JDDJ(1)	85,452	168,484
Salaries and welfare payables	87,137	111,344
Proceeds payable to employees in connection with their sale of ordinary shares	—	110,103
Accrued marketing expenses for JDDJ	34,918	73,313
Deposits from retailers and outsourced agencies	24,596	44,751
Advance for delivery service(2)	33,371	29,604
Advance for online marketing services	14,021	24,816
Others	66,199	47,273
Total	366,285	814,991

Notes:

(1)   Payables to retailers on JDDJ represent cash collected on behalf of retailers for goods sold through JDDJ.

(2)   Advance for delivery service represents the prepayments for on-demand delivery services. The amount is refundable if no service is provided.